Vessels (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Apr. 26, 2018	Dec. 31, 2019	Dec. 31, 2018		Apr. 01, 2019	Nov. 14, 2018
Vessels
Balance, at the beginning of the year	[1]		$ 2,509,283	$ 2,563,122
Additions			12,759	33,745
Return of capital expenditures			(8,007)
Depreciation expense			(88,757)	(87,584)
Impairment loss on vessels			(138,848)
Balance, at the end of the year			2,286,430	2,509,283	[1]
Amount reimbursed			7,465
Foreign exchange losses on reimbursement			542
Cost
Vessels
Balance, at the beginning of the year			2,859,265	2,833,020
Additions			12,759	33,745
Return of capital expenditures			(8,007)
Fully amortized dry-docking component			(4,845)	(7,500)
Balance, at the end of the year			2,859,172	2,859,265
Accumulated depreciation and impairment
Vessels
Balance, at the beginning of the year			(349,982)	(269,898)
Depreciation expense			(88,757)	(87,584)
Impairment loss on vessels			(138,848)
Fully amortized dry-docking component			4,845	7,500
Balance, at the end of the year			$ (572,742)	$ (349,982)
GAS-fourteen Ltd.
Vessels
Percentage of ownership interest		100.00%
Aggregate purchase price		$ 207,000
Cash transferred		19,085
Debt assumed		143,622
Proceeds from privately placed units		$ 45,000
Number of common units issued to GasLog in exchange for net assets contribution to the Partnership		1,858,975
Offering price per unit		$ 24.21
Adjustments in order to maintain agreed working capital		$ 707
Minimum working capital		$ 1,000
GAS-twenty seven Ltd.
Vessels
Percentage of ownership interest							100.00%
Aggregate purchase price							$ 207,400
Cash transferred							109,398
Debt assumed							93,896
Adjustments in order to maintain agreed working capital							(4,106)
Minimum working capital							$ 1,000
GAS-twelve Ltd.
Vessels
Percentage of ownership interest						100.00%
Aggregate purchase price						$ 214,000
Cash transferred						93,646
Debt assumed						134,107
Adjustments in order to maintain agreed working capital						13,753
Minimum working capital						$ 1,000

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).